Employee Benefit Plans (Expected Gross Benefit Payments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Pension Benefits U.S. Plans [Member]
Defined benefit plan estimated future benefit payments [Abstract]
2015	$ 490
2016	507
2017	531
2018	544
2019	565
2020-2024	3,134
Pension Benefits Non-U.S. Plans [Member]
Defined benefit plan estimated future benefit payments [Abstract]
2015	32
2016	36
2017	37
2018	40
2019	48
2020-2024	255
Other Postretirement Benefits U.S. Plans [Member]
Defined benefit plan estimated future benefit payments [Abstract]
2015	81
2016	81
2017	84
2018	87
2019	92
2020-2024	519
Other Postretirement Benefits Non-U.S. Plans [Member]
Defined benefit plan estimated future benefit payments [Abstract]
2015	4
2016	3
2017	3
2018	3
2019	3
2020-2024	$ 14